Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	46,316,635	42,627,260	38,903,494
Common Stock, Shares, Outstanding	46,316,635	42,627,260	38,903,494